Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Tables)	6 Months Ended
Jun. 30, 2020
Restatement Of Prior Period Comparatives For Correction Of Accounting For Warrants
Schedule of finacial position

	As previously reported 31 December	Restatement adjustments 31 December	Restated 31 December
	2019	2019	2019
	USD	USD	USD
STATEMENT OF FINANCIAL POSITION
Warrants	16,983,20 0	(16,983,200)	-
Accumulated losses	(65,340,421)	1,273,740	(64,066,681)
Total equity	125,125,875	(15,709,460)	109,416,415
Derivative warrant liability	-	15,709,460	15,709,460
Current liabilities	79,327,435	15,709,460	95,036,895
Total liabilities	182,126,585	15,709,460	197,836,045